11. STOCK OPTION PLANS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares available for grant	1,200,000
Total unvested common stock options	0	0
Unrecognized compensation cost	$ 0	$ 0
Consulting fees	$ 6,172	128,630	$ 584,019
Options to non-employees [Member]
Consulting fees		$ 41,845